Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Contingent consideration payable, earnout shares (in Shares)		13,000,000
Ordinary shares par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares authorized (in Shares)	500,000,000	500,000,000
Ordinary shares issued (in Shares)	37,758,997	46,595,743
Ordinary shares outstanding (in Shares)	36,712,040	33,595,743